EARNINGS PER SHARE	0 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 6 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three and nine months ended September 30, 2011 and 2010, respectively, basic earnings per share was adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units (“RSUs”) granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

In computing diluted earnings per share for the nine months ended September 30, 2011, no account was taken of the potential dilution of the 1.75% convertible senior debentures due 2026, amounting to 1 million weighted average shares, since they had an anti-dilutive effect on earnings per share.

The net income and the weighted average number of shares used in the computation of basic and diluted earnings per share for the three and nine months ended September 30, 2011 and 2010 are as follows:

	Three months ended		Nine months ended
	September 30,		September 30,
	2011	2010	2011	2010

	(in millions)
Net income attributable to Teva	$916	$1,050	$2,253	$2,560
Interest expense on convertible senior debentures and issuance costs, net of tax benefits	*	11	*	33
Net income used for the computation of diluted earnings per share	$916	$1,061	$2,253	$2,593
Weighted average number of shares used in the computation of basic earnings per share	888	899	892	895
Add:
Additional shares from the assumed exercise of employee stock options and unvested RSUs	2	4	3	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	**	18	1	20
Weighted average number of shares used in the computation of diluted earnings per share	890	921	896	921

* Less than $0.5 million.
** Less than 0.5 million.